Profit Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Profit Share [Abstract]
Profit share earned	$ 578	$ 0	$ 5,221	$ 0
Profit share accrued	154,423	0	154,423	0
Total profit share	$ 155,001	$ 0	$ 159,644	$ 0	$ 119,598